Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 9,683	$ 8,925
Accrual of the year	1,153	4,283
Use of the provision	(3,485)	(1,638)
Translation differences and inflation adjustment	(873)	(1,887)
Balances at the end of year	$ 6,478	$ 9,683